Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Award	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Trailing Twelve month average price	12 months
Percentage of estimated proved reserves	75.00%
Amortization expense	$ 1,991,000	$ 1,459,000	$ 1,051,000
Write-off of debt issuance costs	400,000
Impairment expense	10,532,000	18,415,000	11,838,000
Percentage of total revenue	10.00%
Percentage of taxable margin	1.00%
Chance of tax effect being realized	more than a 50%
Uncertain tax positions that required recognition	$ 0	$ 0
Number of performance based awards	0
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	5 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives	3 years